Operating Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 9,347,807	$ 7,347,777	$ 1,646,144
Advertising consulting expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	3,287,180	2,501,107	178,403
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	2,655,883	2,444,491	1,046,590
Rider referral program expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	1,755,561	532,103	66,586
Personnel expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	891,015	518,240
Promotional operating expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	376,786	781,886	257,039
Data cost expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses		505,889
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 381,382	$ 64,061	$ 97,526